Commitments and Contingencies - Schedule of Future Jackpot Payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Previous Winners
Loss Contingencies [Line Items]
2023	$ 22
2024	18
2025	15
2026	13
2027	11
Thereafter	66
Future jackpot payments due	146
Future Winners
Loss Contingencies [Line Items]
2023	35
2024	5
2025	1
2026	1
2027	1
Thereafter	11
Future jackpot payments due	52
Total
Loss Contingencies [Line Items]
2023	57
2024	23
2025	16
2026	14
2027	12
Thereafter	77
Future jackpot payments due	198
Unamortized discounts	(27)
Total jackpot liabilities	$ 170